Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Mar. 22, 2021
C000225987
Account Value [Line Items]
Line Graph and Table Measure Name	Sprucegrove International Equity Fund, Institutional Class Shares
Account Value	$ 1,031,061	$ 1,037,728	$ 879,759		$ 998,692	$ 1,000,000
C000234397
Account Value [Line Items]
Line Graph and Table Measure Name	Sprucegrove International Equity Fund, Investor Class Shares
Account Value	$ 1,108,584	1,117,385	948,672	$ 1,000,000
C000234396
Account Value [Line Items]
Line Graph and Table Measure Name	Sprucegrove International Equity Fund, Advisor Class Shares
Account Value	$ 1,101,298	1,112,741	947,305	1,000,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 1,120,325	1,079,070	912,626		1,066,797	1,000,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 1,184,517	1,140,899	964,918	1,000,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 1,184,517	1,140,899	964,918	1,000,000
MSCI EAFE Value Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) (USD)
Account Value	$ 1,212,698	1,147,478	964,669		$ 1,021,712	$ 1,000,000
MSCI EAFE Value Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) (USD)
Account Value	$ 1,216,081	1,150,680	967,360	1,000,000
MSCI EAFE Value Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) (USD)
Account Value	$ 1,216,081	$ 1,150,680	$ 967,360	$ 1,000,000